SUPPLEMENTAL CASH FLOW DISCLOSURE (Variations in non-cash transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Cash flow statement [Abstract]
Net additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$ 2,894	$ 7,775
Proceeds on disposal of property, plant and equipment and computer software included in other current assets	(176)	(446)
Amounts payable relating to taxes on share repurchases included in accounts payable and accrued liabilities	14,904	0
Reclass from accounts payable and accrued liabilities to contributed surplus pursuant to change in settlement of restricted share units	(2,384)	0
Amounts payable relating to non-Treasury RSUs to be settled in cash included in accounts payable and accrued liabilities	2,384	0
Additions to right-of-use assets included in lease obligations	33,794	16,717
Shares repurchases for cancellation included in accounts payable and accrued liabilities	(9,014)	9,951
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	21,184	29,247
Deferred compensation credited to contributed surplus	1,312	(2,075)
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	$ 1,275	$ 1,712